Organization and Nature of Operations	12 Months Ended
Dec. 31, 2011
Organization and Nature of Operations

1 Organization and Nature of Operations

Linktone Ltd. (“Linktone,” or the “Company”), a Cayman Islands corporation, through its subsidiaries and consolidated variable interest entities (“VIEs”) (collectively referred to as the “Group”) is a provider of (i) telecom value-added services (“VAS”) in People’s Republic of China (“PRC”) and Indonesia; (ii) mobile and online PC game services to consumers and enterprises in the PRC; and (iii) video and audio distribution and related services in Singapore, Malaysia, Vietnam and Hong Kong. As of December 31, 2011, Linktone is 59.7% owned by PT. Media Nusantara Citra Tbk, an Indonesian corporation (“MNC”).

The accompanying consolidated financial statements include the results of operations of the Company, the following subsidiaries and the following VIEs, for which the Company is the primary beneficiary:

Name of Subsidiary	Name in Short Form	Note	Principal Business	Group Equity Interest	Country of Incorporation

Brilliant Concept Investments Ltd	Brilliant		Intermediary holding company	100% by Linktone	British Virgin Islands

Noveltech Enterprises Limited	Noveltech		Intermediary holding company	100% by Linktone	Hong Kong

Linktone Media Limited	Linktone Media		Intermediary holding company	100% by Linktone	Hong Kong

Ojava Overseas Ltd	Ojava Overseas		Intermediary holding company; Dormant	100% by Linktone	British Virgin Islands

Linktone International Limited	Linktone International		Intermediary holding company	100% by Linktone	United Arab Emirates

Wang You Digital Technology Co., Ltd.	Wang You	(1)	Provides PC games	100% by Brilliant Concept Investments Ltd	PRC

Shanghai Linktone Consulting Co., Ltd.	Linktone Consulting	(1)	Provides internet and VAS consulting services	100% by Noveltech Enterprise Limited	PRC

Shanghai Huitong Information Co., Ltd.	Huitong	(1)	Software development	100% by Noveltech Enterprise Limited	PRC

Shanghai Linktone Internet Technology Co., Ltd.	Linktone Internet		Software development	100% by Noveltech Enterprise Limited	PRC

Shanghai Xintong Information Technology Co., Ltd.	Xintong		Software development; Dormant	100% by Noveltech Enterprise Limited	PRC

Shanghai Linktone Software Co., Ltd.	Linktone Software		Software development	100% by Linktone	PRC

Beijing Ruida Internet Technology Co., Ltd.	Ruida		Software development; Dormant	100% by Ojava Overseas Ltd	PRC
InnoForm Media Pte Ltd	InnoForm Media		Publisher, licensee, importer, exporter and distribution of entertainment programs	75% by Linktone International Limited; Acquired in March 2010	Singapore

InnoForm Media (HK) Limited	InnoForm HK		Publisher, licensee, importer, exporter and distribution of compact discs and DVDs of all kinds	100% by InnoForm Media Pte Ltd	Hong Kong

InnoForm Media (Taiwan) Co. Limited	InnoForm Taiwan		Importer, exporter and distribution of compact discs, tapes and records	100% by InnoForm Media Pte Ltd	Taiwan

InnoForm Media (M) Sdn Bhd	InnoForm Malaysia		Production and distribution of tapes, DVD and compact discs	100% by InnoForm Media Pte Ltd	Malaysia

InnoForm Entertainment Pte Ltd	InnoForm Entertainment		Exclusive collective licensing agent for music label companies for karaoke music and songs	100% by InnoForm Media Pte Ltd	Singapore

InnoForm Digital Media Pte Ltd	InnoForm Digital		Supplying and leasing of karaoke-on-demand hardware and software	100% by InnoForm Media Pte Ltd	Singapore

(1)	Wholly foreign owned entity (“WFOE”) of the Company.

Name of Subsidiary	Name in Short Form	Note	Principal Business	Group Equity Interest	Country of Incorporation
Alliance Entertainment Singapore Pte Ltd	Alliance		Motion picture, video distribution and services related to motion picture, video production and distribution	100% by InnoForm Media Pte Ltd	Singapore

GLD Investments Pte Ltd	GLD		Provides information technology and publishing services	98.7% by InnoForm Media Pte Ltd Singapore	Singapore

PT Linktone Indonesia	PT Linktone		Provides telecom VAS	51% by Linktone International Acquired in June 2010	Indonesia

Name of Variable Interest Entity (“VIE”)	Name in Short Form	Note	Principal Business	Group Equity Interest	Loan to Nominee Shareholders $’000	Country of Incorporation
Shanghai Weilan Computer Co., Ltd.	Weilan	(i)	Provides telecom VAS	Baoxin Yao and Wenlei Wang	338.1 and 285.8, respectively	PRC

Shanghai Unilink Computer Co., Ltd.	Unilink	(i)	Provides telecom VAS	Lin Lin and Wenju Hu	604.1 each	PRC

Shenzhen Yuan Hang Technology Co., Ltd.	Yuan Hang	(i)	Provides PC games	Yuming Cai and Feng Gao	290.4 each	PRC

Beijing Cosmos Digital Technology Co., Ltd.	Cosmos	(i)	Provides telecom VAS	Hongjie Qi and Miao Yan	2,073.8 each	PRC

Hainan Zhong Tong Computer Network Co., Ltd.	Zhong Tong	(i)	Provides telecom VAS	Yi Juang and Teng Zhao	826.9 each	PRC

Beijing Lian Fei Wireless Communications Technology Co., Ltd.	Lian Fei	(i)	Provides telecom VAS	Hongyan Lu and Yuxia Wang	939.5 and 1,083.3, respectively	PRC

Shanghai Qimingxing E-commerce Co., Ltd.	Qimingxing	(i)	Provides telecom VAS	Xing Xu and Peien Zhu	933.9 each	PRC

Beijing Ojava Wireless Information Technology Co., Ltd.	Beijing Ojava	(i)	Provides telecom VAS	Yugang Wang and Peiyu Su	501.7 each	PRC

Shanghai Ling Yu Cultural and Communication Ltd.	Ling Yu		Provides advertising services; Dormant	50% by Shanghai Unilink Computer Co., Ltd. and 50% by Shanghai Qimingxing E-commerce Co., Ltd.	Nil each	PRC

Zhong Qing Wei Lian Cultural Communication Co., Ltd.	Wei Lian		Provides telecom VAS; Dormant	60% by Shanghai Weilan Computer Co., Ltd. and 40% by Beijing Lian Fei Wireless Communications Technology Co., Ltd.	Nil each	PRC

Beijing Lian Yu Interactive Technology Development Co., Ltd.	Lian Yu	(i)	Provides telecom VAS; Dormant	Zhi Wang and Xiaoke Zha	90.3 and 133.0, respectively	PRC
Shanghai Lang Yi Advertising Co., Ltd.	Lang Yi	(i)	Provides advertising services; Dormant	Fei Tong and Jing Chen	Nil each	PRC

Beijing Xian Feng Li Liang Media Co., Ltd.	Xian Feng	(i)	Distributes electronic publications	Ai Hua Zhang and Juan Yang	346.2 and 332.7, respectively	PRC

Letang Game Limited	Letang		Develops mobile games	50.01% by Shanghai Weilan Computer Co., Ltd.; Acquired in January 2010		PRC

PT Cakrawala Alam Semesta	Cakrawala		Investment holding company	100% by Indonesian individuals affiliated with Linktone	Nil each	Indonesia

(i)	Controlled through contractual agreements and is 50% owned by each of two of the Company’s employees / former employees.

In April 2008, MNC, through its wholly owned subsidiary incorporated in the Cayman Islands, MNC International Limited (“MIL”), acquired approximately 6 million American Depositary Shares (“ADSs”) in a tender offer process and subscribed for approximately 180 million newly issued ordinary shares of Linktone for total consideration of $68.4 million. After giving effect to the subscription, the acquisition of ADSs and ordinary shares in the tender offer, MNC held approximately 57.1% of Linktone’s total outstanding ordinary shares and became the majority shareholder of Linktone.

In May 2010, MNC, through MIL, acquired an additional 0.5 million ADSs from a third party through a privately negotiated transaction. After this acquisition, MNC held approximately 58.2% of Linktone’s total outstanding ordinary shares.

Between August 2011 and February 2012, the Company repurchased 12,191,210 shares in the open market purchases. As a result, MNC’s shareholding as at December 31, 2011 increased to 59.7% and to 59.9% as at February 29, 2012.

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide value-added telecommunications services, which include telecom value-added services and internet content services, the Company conducts substantially all of its PRC operations via its VIEs located in the PRC. In addition, to comply with Indonesian laws and regulations that prohibit foreign ownership of investment holding companies, the Company holds its short-term investments in Indonesia via Cakrawala, its VIE located in Indonesia. These VIEs are wholly owned by individuals authorized by the Company, majority of whom are either employees or former employees of the Group. The capital is funded by the Company through interest-free loans extended to the authorized individuals. The loans for capital injection are eliminated with the capital of the VIEs on consolidation.

Upon the formation of these VIEs, the Company, through its WFOEs entered into various agreements with its VIEs, through which the Company holds all the variable interests of the VIEs. The principal terms of these agreements with the VIEs are described below.

Powers of Attorney

Each of the shareholders of the VIEs have irrevocably appointed the Company’s Chief Executive Officer, as attorney-in-fact, to vote on their behalf on all matters on which they are entitled to vote with respect to the VIEs as the case may be, including matters relating to the transfer of any or all of their respective equity interests in the VIEs and the appointment of the directors and general manager of the VIEs. The term of each of the powers of attorney is 10 years after which the agreement can be renewed at the Company’s sole discretion. These powers of attorney do not extend to votes by the shareholders of the Company or its subsidiaries.

Operating Agreements

The VIEs have granted the Company a security interest over all of their assets. The Company has the right of first refusal with respect to future loan guarantees. In addition, the VIEs and their shareholders have each agreed that they will not enter into any transaction, or fail to take any action, that would substantially affect their assets, rights and obligations, or business without the Company’s prior written consent. They will also appoint individuals designated by the Company as the directors, officers and other senior management personnel of the VIEs, as well as accept the Company’s guidance regarding their day-to-day operations, financial management and the hiring and dismissal of their employees. The VIEs may not terminate the operating agreements during the term of the agreements, which is 10 years, after which the agreement can be renewed at the Company’s sole discretion.

Exclusive Consulting Services Agreements

The Company provides most of the VIEs with exclusive consulting services related to legal, finance, human resources and office administration. The services agreements are renewable every year. The service fees payable to the Company are subject to the Company’s adjustment, at its sole discretion, from time to time based on the actual operating results of the VIEs.

Trademark, Domain Name and Software License Agreements

In 2007, the Company granted Weilan and Unilink a license to use the domain name (www.linktone.com) and the Company’s registered trademarks. Linktone Consulting has also granted Weilan and Unilink licenses to use certain of its domain names. In addition, Huitong and Linktone Internet have granted Weilan, Unilink, Lian Fei, Zhong Tong, Qimingxing and Xian Feng multiple licenses to use various software programs relating to the Company’s various platforms, databases and games. The VIEs cannot assign or transfer their rights under the licenses to any third party, and cannot use the licensed trademarks in television, newspapers, magazines, the internet or other public media without the Company’s prior written consent.

Domain Name Transfer Arrangements

The Company transferred to Weilan its ownership rights in the domain name (www.linktone.com) in December 2006.

Contracts Relating to the Exclusive Purchase Right of Equity Interest

The Company or the Company’s designee have an exclusive option to purchase from each such shareholder all or part of his or her equity interest in the VIEs at book value, to the extent permitted by Chinese law. The term of these agreements is 10 years, renewable by the Company for an additional 10-year term at the Company’s sole discretion.

Loan Agreements

The Company has granted interest-free loans to the shareholders of the VIEs for the purpose of providing funds necessary for the capital injection and acquisition of the VIEs. The term of these loans in each case is 10 years. The shareholders of the VIEs can only repay the loans by transferring to the Company or the Company’s designees all of their equity interest in the respective VIE. The interest-free loans to the shareholders of the VIEs as of December 31, 2010 and 2011 were $14.0 million in aggregate.

Equity Interests Pledge Agreements

The shareholders of the Company’s VIEs have pledged their respective equity interests in these entities to guarantee the performance and the payment of the service fees by these entities under the Exclusive Consulting Services Agreements and Software License Agreements described above. If the VIEs breach any of their obligations under the Equity Interests Pledge Agreements, the Company is entitled to sell the equity interests held by the relevant shareholders, and retain the proceeds of such sale or require any of them to transfer to the Company his or her equity interest in the applicable affiliated entity.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company, through its direct ownership of the WFOEs, and the VIEs through the aforementioned agreements, whereby the equity holders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Company, which gives the Company the power to direct the activities that most significantly impact the VIEs’ economic performance. In addition, through the other aforementioned agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. Based on these contractual arrangements, the Company consolidates these VIEs as required by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) subtopic 810-10, “Consolidation: Overall,” because the Company holds all of the variable interests of these VIEs and is the primary beneficiary of the VIEs.

The Company believes that its contractual arrangements with the VIEs in PRC and Indonesia are in compliance with applicable laws and are legally enforceable. However, uncertainties in the PRC and Indonesian legal systems could limit the Company’s ability, through its direct ownership of the WFOEs, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the above aforementioned agreements.

In addition, if the current structure or if any of the contractual arrangements were found to be in violation of any existing or future PRC or Indonesian laws, as applicable, the Group may be subject to penalties, which may include, but not limited to, the cancellation or revocation of the Group’s business and operating licenses, or discontinuance of the Group’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

As of December 31, 2010 and 2011, the carrying amount of the aggregate total assets and total liabilities of the VIEs is as follows (in millions of U.S. dollars):

	2010	2011
	$	$
PRC
Total assets	53.5	48.1
Total liabilities	9.3	7.9

Indonesia
Total assets	15.8	16.5
Total liabilities	0.5	0.3

Creditors of the VIEs have no recourse to the general credit of the Company, which is the primary beneficiary.